ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES (Details) In Millions, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2014 Fair Value Inputs Level 1 Member EUR (€)	Dec. 31, 2013 Fair Value Inputs Level 1 Member EUR (€)	Nov. 25, 2013 Nbg Pangaea Sa [Member]
Accounts Payable Accrued Expenses And Other Liabilities Details [Abstract]
Accrued expenses and deferred income		€ 128	€ 79
Amounts due to re-insurers		17	17
Income and other taxes payable		184	145
Accounts payable		270	255
Payroll related accruals		62	72
Private equity: liabilities of investee entities		290	248
Unsettled transactions on debt securities		1	8
Accrued interest and commissions		262	273
Deferred tax liability		33	121
Amounts due to third-parties under collection agreements		124	2
Pension liability		337	530
Amounts due to government agencies		151	117
European Re-development Fund		0	0
Liabilities relating to deposit administration funds (DAF)		200	191
Liabilities relating to Unit Linked investment products		253	64
Checks and credit card transactions under settlement		934	929
Sale of Real Estate accounted for as financing obligation		743	616
Other		509	420
Total	5,021	4,498	4,087
Financial Instruments Measured At Fair Value [Line Items]
Accounts payable, accrued expenses and other liabilities (Securities short position and Other insurance liabilities)		4	2	4	0
Investment products at fair value		€ 253	€ 64
Disposal of participations interest held in subsidiary						66.00%